INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Seamless Group Inc [Member]
Amortization expenses	$ 4,916,290	$ 4,545,804